Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Registrant Name	Dryships Inc.
Entity Central Index Key	0001308858
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	706,064,321
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	Drys